EARNINGS PER SHARE Debt Instrument, Interest Rate, Stated percentage (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2016
Debt Instrument, Redemption [Line Items]
Document Period End Date		Dec. 31, 2018
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument, Redemption [Line Items]
Repayments of Debt	$ 63.2
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.875%
Repayments of Debt		$ 12.3	$ 0.0